Accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable
Trade accounts receivable	$ 4,722	$ 5,263
Other accounts receivable	95	35
Accounts receivable	$ 4,817	$ 5,298